Filed pursuant to Rule 497(e)

Registration No. 333-7305

FRONTEGRA FUNDS, INC.

SUPPLEMENT TO PROSPECTUSES OF EACH OF

THE FOLLOWING FRONTEGRA FUNDS (collectively, the “Funds”):

Prospectuses, each dated October 31, 2007, for

Frontegra Columbus Core Plus Fund

Frontegra Columbus Core Fund

Frontegra IronBridge Small Cap Fund

Frontegra IronBridge SMID Fund

Frontegra New Star International Equity Fund

Frontegra Netols Small Cap Value Fund

Prospectus, dated August 31, 2007, for

Frontegra Sky International Value Fund

Prospectus, dated September 4, 2007, for

Frontegra Columbus Core Plus Fund

Frontegra IronBridge SMID Fund

Frontegra Netols Small Cap Value Fund

(Class Y Shares)

On August 1, 2008, William D. Forsyth III acquired 100% of the ownership interest in Frontegra Asset Management, Inc. (“Frontegra”), the investment adviser to the Funds, and in Frontegra Strategies, LLC, the principal distributor for the Funds (the “Distributor”) (the “Transaction”).   Prior to the consummation of the Transaction, Mr. Forsyth and Thomas J. Holmberg, Jr. each owned 50% of Frontegra and the Distributor and were co-Presidents of the Funds, Frontegra and the Distributor.  Effective August 1, 2008, Mr. Holmberg no longer holds an ownership interest in Frontegra or the Distributor, and has resigned from his positions at Frontegra, the Distributor and the Funds.

Pursuant to the Transaction and effective August 1, 2008, Mr. Forsyth assumed the positions of President and Secretary of the Funds.  Additionally, effective August 1, 2008, Elyce D. Dilworth, Chief Compliance Officer of the Funds and the Adviser, assumed the positions of Treasurer and Assistant Secretary of the Funds.

The Transaction resulted in a change in control of Frontegra and, therefore, constituted an “assignment” of the existing investment advisory agreement between Frontegra Funds, Inc. and Frontegra within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”).  An investment advisory agreement automatically terminates upon its “assignment” under the applicable provisions of the 1940 Act.  Additionally, the Transaction resulted in the termination of the existing subadvisory agreements between Frontegra and each of the following subadvisers: (i) Reams Asset Management Company, LLC for subadvisory services to Frontegra Columbus Core Plus Fund and Frontegra Columbus Core Fund, (ii) IronBridge Capital Management, LP for subadvisory services to Frontegra IronBridge Small Cap Fund and Frontegra IronBridge SMID Fund, (iii) New Star Institutional Managers Limited for subadvisory services to Frontegra New Star International Equity Fund, (iv) Netols Asset Management, Inc. for subadvisory services to Frontegra Netols Small Cap Growth Fund and (v) Sky Investment Counsel, Inc. for subadvisory services to Frontegra Sky International Value Fund.

Consequently, interim advisory and subadvisory agreements approved by the Board of Directors of Frontegra Funds, Inc. on July 24, 2008 became effective on August 1, 2008.  Under the interim agreements, Frontegra will continue to act as the investment adviser to the Funds, and the above-listed subadvisers will continue to act as subadvisers to the applicable Funds, until each Fund’s shareholders approve or disapprove of a new investment advisory and the applicable subadvisory agreement at a special meeting of shareholders or December 29, 2008, whichever is sooner.  Details regarding the special meeting of shareholders will be contained in a proxy statement.

This Supplement should be retained with your Prospectus for future reference.

The date of this Supplement to the Prospectus is August 4, 2008.

FRONTEGRA FUNDS, INC.

SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION (SAIs)

FOR THE FOLLOWING FRONTEGRA FUNDS (collectively, the “Funds”):

Statement of Additional Information dated October 31, 2007 for

Frontegra Columbus Core Plus Fund

Frontegra Columbus Core Fund

Frontegra IronBridge Small Cap Fund

Frontegra IronBridge SMID Fund

Frontegra New Star International Equity Fund

Frontegra Netols Small Cap Value Fund

Statement of Additional Information dated August 31, 2007 for

Frontegra Sky International Value Fund

Statement of Additional Information dated September 4, 2007 for

Frontegra Columbus Core Plus Fund

Frontegra IronBridge SMID Fund

Frontegra Netols Small Cap Value Fund

(Class Y Shares)

The information under “Investment Adviser” and “Directors and Officers” in the above-listed SAIs is hereby amended and supplemented to reflect the following information:

On August 1, 2008, William D. Forsyth III acquired 100% of the ownership interest in Frontegra Asset Management, Inc. (“Frontegra”), the investment adviser to the Funds, and in Frontegra Strategies, LLC, the principal distributor for the Funds (the “Distributor”) (the “Transaction”).   Prior to the consummation of the Transaction, Mr. Forsyth and Thomas J. Holmberg, Jr. each owned 50% of Frontegra and the Distributor.

Pursuant to the Transaction and effective August 1, 2008, Mr. Holmberg no longer holds an ownership interest in Frontegra or the Distributor, and has resigned from his positions at Frontegra, the Distributor and the Funds.  Prior to the consummation of the Transaction, Mr. Forsyth and Mr. Holmberg were co-Presidents of the Funds, Frontegra and the Distributor.  Effective August 1, 2008, Mr. Forsyth assumed the positions of President and Secretary of the Funds.  Additionally, effective August 1, 2008, Elyce D. Dilworth, Chief Compliance Officer of the Funds and the Adviser, assumed the positions of Treasurer and Assistant Secretary of the Funds.

This Supplement should be retained with your Statement of Additional Information for future reference.

The date of this Supplement to the Statement of Additional is August 4, 2008.